Derivative financial instruments (Details of derivative financial assets) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Details of derivative financial instruments [line items]
Derivative financial assets	¥ 91,287	¥ 34,705
Less: non-current portion	16,376	5,970
Current portion	74,911	28,735
Hedging instruments for cash flow hedge (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	82,367	25,629
Less: non-current portion	15,101	2,543
Hedging instruments for cash flow hedge (exchange forward contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	4,319	9,062
Less: non-current portion	1,275	3,427
Financial instruments at fair value through profit or loss (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	4,601	0
Financial instruments at fair value through profit or loss (exchange forward swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	¥ 0	¥ 14